Fair Value Measurements (Details) - Schedule of level 3 fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares $ / item	Mar. 15, 2021 $ / shares $ / item
Schedule of level 3 fair value measurements [Abstract]
Stock price (in Dollars per share) | $ / shares	$ 9.65	$ 9.53
Strike price (in Dollars per Item) | $ / item	11.50	11.50
Term (in years)	5 years 6 months	5 years 6 months
Volatility	22.40%	25.00%
Risk-free rate	1.10%	1.10%
Dividend yield	0.00%	0.00%